SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost
Short-term lease cost	7,498	7,686
Variable lease cost
Total lease cost	$ 7,498	$ 7,686